Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

12. INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any tax benefit related to such net operating losses in the financial statements. Prior to August 15, 2007 the Company was a limited liability company and losses were passed through to the individual members, therefore the Company only has potential tax benefits from the date it became a ‘C’ corporation.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The authoritative guidance requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these deductible differences. Accordingly, management has determined that a 100% valuation allowance is appropriate at June 30, 2012 and December 31, 2011. The Company’s gross deferred tax assets and valuation allowance at June 30, 2012 and December 31, 2011are as follows:

	June 30, 2012	December 31, 2011
Gross deferred tax assets	2,400,000	2,100,000
Valuation allowance	(2,400,000)	(2,100,000)
Net deferred tax asset	—	—

As of June 30, 2012 and December 31, 2011, the Company has U.S. federal net operating loss carryforwards of approximately $7,050,000 and $6,000,000, respectively. The federal net operating loss carryforwards expire in the tax years 2027 through 2031.

Federal tax laws impose significant restrictions on the utilization of net operating loss carryforwards and research and development credits in the event of a change in ownership of the Company, as defined by the Internal Revenue Code Section 382. The Company’s net operating loss carryforwards and research and development credits may be subject to the above limitations.

At June 30, 2012 and December 31, 2011the Company has available for carryforward German net operating losses of approximately $500,000 and $420,000 respectively, to be applied against future German taxable income which may be subject to certain restrictions and limitations. Such carryforwards are subject to certain restrictions and limitations in the event of changes in the NovaVision AG’s ownership.

10. INCOME TAXES

The Company has incurred net operating losses since inception. The Company has not reflected any tax benefit related to such net operating losses in the financial statements. Prior to August 15, 2007 the Company was a limited liability company and losses were passed through to the individual members, therefore the Company only has potential tax benefits from the date it became a ‘C’ corporation.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The authoritative guidance requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these deductible differences. Accordingly, management has determined that a 100% valuation allowance is appropriate at December 31, 2011 and December 31, 2010. The Company’s gross deferred tax assets and valuation allowance at December 31, 2011 and December 31, 2010 are as follows:

	December 31, 2011	December 31, 2010
Gross deferred tax assets	2,100,000	1,573,000
Valuation allowance	(2,100,000)	(1,573,000)
Net deferred tax asset	—	—

As of December 31, 2011 and December 31, 2010, the Company has U.S. federal net operating loss carryforwards of approximately $6,000,000 and $3,675,000, respectively. The federal net operating loss carryforwards expire in the tax years 2027 through 2031.

Federal tax laws impose significant restrictions on the utilization of net operating loss carryforwards and research and development credits in the event of a change in ownership of the Company, as defined by the Internal Revenue Code Section 382. The Company’s net operating loss carryforwards and research and development credits may be subject to the above limitations.

At December 31, 2011 and December 31, 2010 the Company has available for carryforward German net operating losses of approximately $420,000 and $125,000 respectively, to be applied against future German taxable income which may be subject to certain restrictions and limitations. Such carryforwards are subject to certain restrictions and limitations in the event of changes in the NovaVision AG’s ownership.